Business Segment Information	12 Months Ended
Dec. 31, 2023
Business Segment Information
Business Segment Information

Note 5. Business Segment Information

The Group’s assets include its iron ore royalty, financial services and other proprietary investments. In addition, the Group owns other merchant banking assets and seeks to invest in businesses or assets whose intrinsic value is not properly reflected. The Group’s investing activities are generally not passive. The Group actively seeks investments where its financial expertise and management can add or unlock value.

The Group currently has three separate and independently managed operating subgroups underneath its corporate umbrella. In reporting to management, the Group’s operating results are currently categorized into the following operating segments: Royalty, Industrial, Merchant Banking and All Other segments which include corporate activities.

Basis of Presentation

In reporting segments, certain of the Group’s business lines have been aggregated where they have similar economic characteristics and are similar in each of the following areas: (a) the nature of the products and services; (b) the methods of distribution; and (c) the types or classes of customers/clients for the products and services.

The Group’s Royalty segment includes an interest in the Scully iron ore mine in the Province of Newfoundland and Labrador, Canada. The Group’s Industrial segment includes projects in resources and services around the globe. It seeks opportunities to benefit from long-term industrial and services assets, with a focus on East Asia. The Group’s Merchant Banking segment has a subsidiary with its bonds listed on the Malta Stock Exchange and comprises regulated merchant banking businesses with a focus on Europe. In addition, the Merchant Banking segment holds two industrial real estate parks in Europe.

The All Other segment includes the Group’s corporate and small entities whose quantitative amounts do not exceed 10% of any of the Group’s: (a) reported revenue; (b) net income; or (c) total assets.

The accounting policies of the operating segments are the same as those described in the summary of material accounting policies in Note 2B. The chief operating decision maker evaluates performance on the basis of income or loss from operations before income taxes and does not consider acquisition accounting adjustments in assessing the performance of the Group’s reporting segments. The segment information presented below is prepared according to the following methodologies: (a) revenue and expenses directly associated with each segment are included in determining pre-tax earnings; (b) intersegment sales and transfers are accounted for as if the sales or transfers were to third parties at current market prices; (c) certain selling, general and administrative expenses paid by corporate, particularly incentive compensation and share-based compensation, are not allocated to reporting segments; (d) all intercompany investments, receivables and payables are eliminated in the determination of each segment’s assets and liabilities; (e) deferred income tax assets and liabilities are not allocated; and (f) gains or losses on dispositions of subsidiaries which include reclassification of realized cumulative translation adjustments from equity to profit or loss on disposals of subsidiaries, write-offs of intercompany accounts, changes in intercompany account balances and cash used (received) in acquisition (disposition) of a subsidiary are allocated to corporate and included within the Group’s All Other segment.

Note 5. Business Segment Information (continued)

Segment Operating Results

	Year ended December 31, 2023
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$35,323	$12,247	$7,374	$—	$54,944
Intersegment sale	—	8,752	6,857	4,809	20,418
Interest expense	4	130	1,629	—	1,763
Depreciation, depletion and amortization	5,168	2,310	450	1	7,929
Income (loss) before income taxes	11,120	10,098	(55)	(10,966)	10,197

	Year ended December 31, 2022
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$29,167	$28,538	$5,486	$498	$63,689
Intersegment sale	—	9,079	6,212	5,707	20,998
Interest expense	2	253	1,554	—	1,809
Depreciation, depletion and amortization	4,637	5,740	321	1	10,699
Income (loss) before income taxes	1,012	(19,457)	2,900	(8,411)	(23,956)

	Year ended December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$40,335	$23,428	$6,527	$1,001	$71,291
Intersegment sale	—	3,385	6,663	4,371	14,419
Interest expense	2	202	1,715	16	1,935
Depreciation, depletion and amortization	4,911	5,754	357	1	11,023
Income (loss) before income taxes	26,892	(4,739)	736	(5,342)	17,547

	As at December 31, 2023
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment assets	$221,116	$71,284	$128,977	$31,090	$452,467

	As at December 31, 2022
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment assets	$211,462	$112,403	$123,864	$27,748	$475,477

	As at December 31, 2023
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment liabilities	$51,617	$19,708	$50,804	$668	$122,797

Note 5. Business Segment Information (continued)

	As at December 31, 2022
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment liabilities	$51,896	$39,312	$50,902	$860	$142,970

	Year ended December 31, 2023
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash (used in) provided by operating activities	$(7,028)	$28,075	$25,455	$(20,321)	$26,181
Cash used in investing activities	—	(9)	(6,298)	—	(6,307)
Cash used in financing activities	—	(158)	(236)	(3,421)	(3,815)
Exchange rate effect on cash	(576)	(1,694)	1,103	(357)	(1,524)
Change in cash	$(7,604)	$26,214	$20,024	$(24,099)	$14,535

	Year ended December 31, 2022
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash provided by (used in) operating activities	$3,866	$22,411	$6,949	$(2,589)	$30,637
Cash used in investing activities	—	(3)	(4,670)	(4)	(4,677)
Cash used in financing activities	—	(148)	(521)	(16,523)	(17,192)
Exchange rate effect on cash	3	(72)	1,625	(1,480)	76
Change in cash	$3,869	$22,188	$3,383	$(20,596)	$8,844

	Year ended December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash provided by (used in) operating activities	$27,400	$1,836	$260	$(36,133)	$(6,637)
Cash used in investing activities	—	(1)	(970)	—	(971)
Cash used in financing activities	—	(208)	(216)	—	(424)
Exchange rate effect on cash	(2)	476	(3,389)	2,268	(647)
Change in cash	$27,398	$2,103	$(4,315)	$(33,865)	$(8,679)

Geographic Information

Due to the highly integrated nature of international products and services, merchant banking activities and markets, and a significant portion of the Group’s activities requiring cross-border coordination in order to serve the Group’s customers and clients, the methodology for allocating the Group’s profitability to geographic regions is dependent on estimates and management judgment.

Geographic results are generally determined as follows:

Segment	Basis for attributing revenue
Royalty	Locations of operations
Industrial	Locations of external customers or the reporting units, whichever is appropriate
Merchant Banking	Locations of external customers or the reporting units, whichever is appropriate
All Other	Locations of the reporting units

Note 5. Business Segment Information (continued)

Due to the nature of cross-border business, the Group presents its geographic information by geographic regions, instead of by countries. The following table presents revenue from external customers by geographic region of such customers, locations of operations or the reporting units, whichever is appropriate:

Years ended December 31:	2023	2022	2021
Canada	$39,066	$47,537	$56,609
Africa	3,557	3,974	3,971
Americas, excluding Canada	1,860	1,541	5,263
Asia	1,434	4,951	286
Europe	9,027	5,686	5,162
	$54,944	$63,689	$71,291

Except for the geographic concentrations as indicated in the above table and a customer in the Royalty segment located in Canada representing approximately 64%, 45% and 56%, respectively, of the Group’s revenue for the years ended December 31, 2023, 2022 and 2021, there were no other revenue concentrations during the years ended December 31, 2023, 2022 and 2021.

Royalty Segment

The Group derives revenue from a mining sub-lease of the lands upon which the Scully iron ore mine is situated in the Province of Newfoundland and Labrador, Canada. Pursuant and subject to the terms of the lease agreements, the Group collects royalty payments directly from a third-party operator (the “Operator”) based on a pre-determined formula. See Note 12.

On October 10, 2023, the Operator announced that it has obtained an order (the “Initial Order”) from the Ontario Superior Court of Justice (Commercial List) (the “Court”) commencing proceedings (the “CCAA Proceedings”) under the Companies' Creditors Arrangement Act (the “CCAA”). The Initial Order includes, among other things: (a) a stay of proceedings in favor of the Operator; (b) approval of the DIP Facility (as described below); and (c) appointment of a monitor of the Operator (in such capacity, the “Monitor”).

In connection with the CCAA Proceedings, the Operator initially obtained a US$75 million debtor-in-possession facility (the “DIP Facility”) with a business group which is an existing stakeholder of the Operator and a party to various existing operational agreements with the Operator. This was subsequently increased to US$125 million in April 2024. The CCAA Proceedings and DIP Facility will enable the Operator to continue operating in the ordinary course and complete a strategic sales and investment solicitation process to pursue alternatives and develop a transaction that will allow the Operator to emerge as a strong and sustainable operation and continue its efforts to ramp up production at the Scully iron ore mine. A sales and solicitation process was initiated pursuant to the CCAA process on October 30, 2023. The Company currently has various outstanding claims against the operator that are the subject of a stay under the proceedings, including pre-filing amounts of $12,354, which does not include unrecognized, disputed claims for past underpayments.

During the CCAA Proceedings, operations of the Operator will continue in the normal course. The board of directors of the Operator remains in place and management remains responsible for the day-to-day operations.

Note 5. Business Segment Information (continued)

The following table presents non-current assets other than financial instruments, deferred income tax assets and other non-current assets by geographic area based upon the location of the assets.

As at December 31:	2023	2022
Canada	$197,144	$202,702
Americas, excluding Canada	27	62
Africa	23,433	25,796
Asia	29	104
Europe	45,751	46,779
	$266,384	$275,443